Shareholders' Equity - Additional Information (Detail) - BRL (R$)				1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 17, 2018	Jul. 27, 2018	Jul. 20, 2018	Jul. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	May 05, 2014
Shareholders Equity [Line Items]
Common stock issued	1,514,299,000		1,514,299,603
Capitalization Of claims	R$ 10,600,097,000		R$ 10,600,097,221.00
Subscribed and paid-in capital					R$ 32,038,471,000	R$ 21,438,374,000	R$ 21,438,374,000	R$ 21,431,109,000
Company total shares					2,340,060,000	825,761,000	825,761,000
Common shares					2,182,333,000	668,034,000	668,034,000
Preferred shares					157,727,000	157,727,000	157,727,000
Treasury stock reissued, shares		116,251,405,000
Increase in capital				R$ 10,600,097
Decrease in capital reserve		R$ 10,000,000		R$ 1,954,770
PTIF | Subscription Warrants
Shareholders Equity [Line Items]
Warrants issued						9,155
PTIF | New I Common Shares | Subscription Warrants
Shareholders Equity [Line Items]
Warrants issued					135,081,089	135,081,089
PTIF | New I Common Shares | Maximum
Shareholders Equity [Line Items]
Convertible common shares issued					1,756,054,163
Treasury Shares [Member]
Shareholders Equity [Line Items]
Treasury stock reissued, Value		2,727,842,000			R$ 2,727,842,000
Senior Notes [Member]
Shareholders Equity [Line Items]
Treasury stock reissued, Value		R$ 773,072,000			R$ (773,072,000)